Income Taxes - Summarizes of Deferred Tax Assets Not Been Recognized (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 154	$ 189
Operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	37	78
Nonoperating losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	111	63
Mining interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:		17
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences relating to:	$ 6	$ 31